Consolidated Balance Sheets (Parenthetical) - ¥ / shares None in scaling factor is -9223372036854775296	Mar. 31, 2015	Mar. 31, 2014
Common stock, no par value
Common stock, Authorized	6,192,920,900	6,192,920,900
Common stock, Issued	1,136,697,235	1,136,697,235
Treasury stock, shares	78,097,606	26,650,807